PRODUCT INFORMATION NOTICE DATED JANUARY 20, 2021
to the following variable annuity contracts

Issued by Talcott Resolution Life Insurance Company Separate Account Two:

The Director Series VIII/VIIIR	The Huntington Director Series II/IIR	The Director Plus Series II/IIR
Fifth Third Director Series II/IIR	Director Ultra	AmSouth VA Plus Series II/IIR
First Horizon Director Series II	Director Epic Series I/IR	Director Select Plus Series II/IIR
The BB&T Director Series III/IIIR	Nations Series III/IIIR	The Director Choice Series I
AmSouth Director Series III/IIIR	Director Access II/IIR	The Director Outlook Series II/IIR
The Director Select Series III/IIIR	Director Choice Access Series II/IIR	First Horizon Director Outlook Series I/IR
The Director Choice Series III/IIIR	Director Edge Series II/IIR	Director Select Outlook Series II/IIR
The BB&T Director Outlook Series II/IIR	AmSouth VA Outlook Series II/IIR	Wells Fargo Director Outlook Series II/IIR
Huntington Director Outlook Series II/IIR	Classic Director Outlook Series II/IIR	Director Access Series I/IR
Director Epic Outlook Series I/IR	Nations Series II/IIR	The Director Plus Series I/IR
Director Choice Access Series I/IR	Director Edge Series I/IR	The Director Select Plus Series I/IR
NatCity Director Plus Series I/IR	AmSouth VA Plus Series I/IR	The Director Solution Plus Series I/IR
Director Preferred Plus Series I/IR	Director Elite Plus, Series I/IR	AmSouth VA Outlook Series I/IR
Director Outlook Series I/IR	BB&T Director Outlook Series I/IR	Director Elite Outlook Series I/IR
Director Select Outlook Series I/IR	Huntington Director Outlook Series I/IR	Director Immediate Variable Annuity
The Director Solution Outlook Series I/IR	Classic Director Outlook Series I/IR	The Director Series II-V
Nations Series I/IR	The Director Series I
Issued by Talcott Resolution Life Insurance Company Separate Account Three:

The Director M	First Horizon Director M	Director M Platinum
AmSouth VA M	The Director M Select	The Huntington Director M
Fifth Third Director M	Wells Fargo Director M	Classic Director M
Director M Ultra	Director M Access	The Director M Edge
The Director M Plus	AmSouth VA M Plus	The Director M Select Plus
The Director M Outlook	First Horizon Director M Outlook	Director M Platinum Outlook
AmSouth VA M Outlook	The Director M Select Outlook	Huntington Director M Outlook
Wells Fargo Director M Outlook	Classic Director M Outlook	Select Leaders Series II/IIR/III/IV
Select Leaders Outlook Series I/IR/II	Select Leaders Series I/IR	Select Dimensions Series II/IIR
Select Dimensions Asset Manager Series I/IR	Select Dimensions Series I	The Director 2008
Issued by Talcott Resolution Life Insurance Company Separate Account Seven:

Personal Retirement Manager Series I/II	Leaders Series IV	Leaders Platinum Series I
Leaders / Chase Series III	Huntington Leaders Series II	Leaders Ultra
Leaders Select Series II	Leaders Foundation Series I	Leaders Access Series II/IIR/III
Leaders Edge Series II/IIR/III	Leaders Plus Series II/IIR/III	Leaders Outlook Series II/IIR/III
Nations Outlook VA Series II/IIR/III	Huntington Leaders Outlook Series II/IIR/III	Classic Leaders Outlook Series II/IIR/III
Wells Fargo Leaders Outlook Series I/IR/II	Leaders Select Outlook	Select Leaders Outlook Series III
Leaders Epic Series I/IR	Leaders Epic Plus Series I/IR	Leaders Epic Outlook Series I/IR
Leaders Series I/IR	Leaders Solution Series I/IR	Leaders Elite Series I/IR
Director Focus Series I/IR	Leaders Access Series I/IR	Leaders Edge Series I/IR
Leaders Plus Series I/IR	Leaders Elite Plus Series I/IR	Leaders Solution Plus Series I/IR
Leaders Outlook Series I/IR	Leaders Elite Outlook Series I/IR	Leaders Solution Outlook Series I/IR
Huntington Leaders Outlook Series I/IR	Classic Leaders Outlook Series I/IR	Nations Outlook VA Series I/IR
Personal Retirement Manager Select Series I/II/III	Huntington Personal Retirement Manager Series I/II
Issued by Talcott Resolution Life Insurance Company Separate Account Ten:

Putnam Capital Manager Series VIII/VIIIR	Putnam Capital Access Series II/IIR	Putnam Capital Manager Edge Series III/IIIR
Putnam Capital Manager Plus Series II/IIR	Putnam Capital Manager Outlook Series II/IIR	Putnam Capital Manager Series VI/VIR/VII
Putnam Capital AssetManager Series I/IR	Putnam Capital Access Series I/IR	Putnam Capital Manager Edge Series I/IR/II
Putnam Capital Manager Plus Series I/IR	Putnam Capital Manager Outlook Series I/IR	Putnam Capital Manager Series I-IV

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account One:

The Director Series VIII/VIIIR	Wells Fargo Director Series II/IIR	Director Preferred Series II/IIR
Director Epic Series I/IR	Director Access II/IIR	Director Edge Series II/IIR
The Director Plus Series II/IIR	Director Preferred Plus Series II/IIR	Director Epic Plus Series I/IR
The Director Outlook Series II/IIR	Director Select Outlook Series II/IIR	Wells Fargo Director Outlook Series II/IIR
Director Epic Outlook Series I/IR	Director Access Series I/IR	Director Edge Series I/IR
The Director Plus Series I/IR	The Director Select Plus Series I/IR	Director Preferred Plus Series I/IR
The Director Solution Plus Series I/IR	Director Outlook Series I/IR	Director Select Outlook Series I/IR
Director Elite Outlook Series I/IR	The Director Solution Outlook Series I/IR	The Director Preferred Outlook Series I/IR
Wells Fargo Director Outlook Series I/IR	Director Vision Series I/IR	Director Immediate Variable Annuity
The Director IV-V
Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account Three:

The Director M Access	The Director M Edge	The Director M Plus
The Director M Outlook	Wells Fargo Director M Outlook	Select Leaders Series II/IIR/III/IV
Select Leaders Outlook Series I/IR/II	Select Leaders Series I/IR	Select Dimensions Series II/IIR
Select Dimensions Asset Manager Series I/IR	Select Dimensions Series I	The Director 2008
Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account Six:
Pathmaker
Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:

Personal Retirement Manager Series II	Personal Retirement Manager II Series V-A	Personal Retirement Manager Series V-A
Leaders Edge Series VI	Leaders Foundation Series I	Leaders Access Series II/IIR/III
Leaders Edge Series II/IIR/III	Leaders Plus Series II/IIR/III	Leaders Epic Series I/IR
Leaders Epic Plus Series I/IR	Leaders Epic Outlook Series I/IR	Leaders Access Series I/IR
Leaders Edge Seriies I/IR	Leaders Plus Series I/IR	Leaders Solution Plus Series I/IR
Leaders Outlook Series I/IR	Leaders Elite Outlook Series I/IR	Leaders Solution Series I/IR
Personal Retirement Manager Foundation O-Share	Personal Retirement Manager Foundation Series II	Leaders Vision Series I/IR
Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account Ten:

Putnam Capital Manager Series VIII/VIIIR	Putnam Capital Access Series II/IIR	Putnam Capital Manager Edge Series III/IIIR
Putnam Capital Manager Plus Series II/IIR	Putnam Capital Manager Outlook Series II/IIR	Putnam Capital Manager Series VI/VIR/VII
Putnam Capital Access Series I/IR	Putnam Capital Manager Edge Series I/IR/II	Putnam Capital Manager Plus Series I/IR
Putnam Capital Manager Outlook Series I/IR	Putnam Capital Manager Series III/IV

This Product Information Notice updates certain information related to contracts issued by
Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company

On January 18, 2021, the owners of Hopmeadow Holdings LP (“HHLP”), a parent of Talcott Resolution Life Insurance Company (“TL”) and Talcott Resolution Life and Annuity Insurance Company (“TLA”), signed a definitive agreement to sell all of the equity interests in HHLP and its subsidiaries, including TL and TLA, to Sixth Street Partners, a global investment firm. The sale is subject to regulatory approval and the satisfaction of other closing conditions.

Talcott Resolution will continue to administer and provide all contractual benefits of your annuity. The terms, features and benefits of your insurance contract will NOT change as a result of the sale.

This Product Information Notice Should Be Retained for Future Reference

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